Marketable Securities (Schedule Of Aggregate Maturities Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
1-3 years - Amortized cost	$ 7,345
3-5 years - Amortized cost	1,664
Amortized Cost	9,009	3,719
1-3 years - Gross unrealized gain	475
3-5 years - Gross unrealized gain
Gross unrealized gain	475	349
1-3 years - Fair market value	7,820
3-5 years - Fair market value	1,664
Fair market value	$ 9,484	$ 4,068